Expense Example, No Redemption - Invesco Income Advantage U.S. Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	653	894	1,153	1,894	185	595	1,032	2,050	134	442	771	1,704	84	285	504	1,133	109	364	638	1,422	75	233	406	906	75	233	406	906